Other Receivables and Prepayments - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			6 Months Ended
	Apr. 30, 2023 CNY (¥)	Apr. 30, 2023 USD ($)	Mar. 31, 2023	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Apr. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other Receivables And Prepayments [Line Items]
Amortized period			1 year
Received the original purchase price	¥ 21,100								$ 2,900
Other receivables and prepayments carrying amount				¥ 47,741				$ 6,607		¥ 23,413
Impairment loss	300	$ 40		¥ 300	$ 40
Major Purchases of Assets
Other Receivables And Prepayments [Line Items]
Received the original purchase price						¥ 21,100	$ 2,900
Land use Rights [Member]
Other Receivables And Prepayments [Line Items]
Other receivables and prepayments carrying amount	¥ 21,400								$ 2,900